Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements
Schedule of fair value of financial liabilities on recurring basis

		September 30,
Description	Level	2024
Liabilities:
Bifurcated embedded derivative liability	3	$—

		December 31
Description	Level	2023
Liabilities:
Bifurcated embedded derivative liability	3	$3,550,000

The following table sets forth a summary of the change in the fair value of the warrant liability that is measured at fair value on a recurring basis:

Balance on December 31, 2022	$—
Issuance of warrants reported at fair value	21,544,000
Change in fair value of warrant liability	(13,974,000)
Reclassification of warrant liability to equity upon amendment	(7,570,000)
Balance on December 31, 2023	$—

Summary of the change in the fair value of financial liabilities

Balance on December 31, 2023	$3,550,000
Change in fair value of bifurcated embedded derivative	(3,550,000)
Balance on September 30, 2024	$—

Balance on December 31, 2022	$—
Issuance of convertible preferred stock with bifurcated embedded derivative	6,140,000
Change in fair value of bifurcated embedded derivative	(2,590,000)
Balance on December 31, 2023	$3,550,000